Schedule of Investments (unaudited) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Aerospace & Defense — 2.7%
Arconic, Inc.	29,825	$775,450
Boeing Co. (The)	41,159	15,659,765
General Dynamics Corp.	18,014	3,291,698
Huntington Ingalls Industries, Inc.(a)	3,178	673,068
L3Harris Technologies, Inc.	17,176	3,583,601
Lockheed Martin Corp.	19,134	7,463,408
Northrop Grumman Corp.	12,115	4,540,581
Raytheon Co.	21,443	4,206,902
Textron, Inc.	17,932	877,951
TransDigm Group, Inc.(b)	3,795	1,975,943
United Technologies Corp.	62,454	8,526,220

		51,574,587

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(a)	10,510	891,038
Expeditors International of Washington, Inc.	13,083	971,936
FedEx Corp.	18,466	2,688,095
United Parcel Service, Inc., Class B	53,768	6,442,482

		10,993,551

Airlines — 0.4%
Alaska Air Group, Inc.	9,469	614,633
American Airlines Group, Inc.(a)	30,516	823,017
Delta Air Lines, Inc.	44,555	2,566,368
Southwest Airlines Co.	37,247	2,011,710
United Airlines Holdings, Inc.(b)	17,146	1,515,878

		7,531,606

Auto Components — 0.1%
Aptiv plc	19,726	1,724,447
BorgWarner, Inc.	14,842	544,404

		2,268,851

Automobiles — 0.4%
Ford Motor Co.	301,742	2,763,957
General Motors Co.	96,736	3,625,665
Harley-Davidson, Inc.(a)	12,340	443,870

		6,833,492

Banks — 5.4%
Bank of America Corp.	645,022	18,815,292
BB&T Corp.	58,991	3,148,350
Citigroup, Inc.	173,936	12,015,499
Citizens Financial Group, Inc.	34,423	1,217,541
Comerica, Inc.	11,500	758,885
Fifth Third Bancorp	56,408	1,544,451
First Republic Bank	12,783	1,236,116
Huntington Bancshares, Inc.	78,778	1,124,162
JPMorgan Chase & Co.	246,190	28,974,101
KeyCorp	77,157	1,376,481
M&T Bank Corp.	10,292	1,625,827
People’s United Financial, Inc.	29,867	466,970
PNC Financial Services Group, Inc. (The)	34,283	4,805,105
Regions Financial Corp.	76,823	1,215,340
SunTrust Banks, Inc.	34,154	2,349,795
SVB Financial Group(b)	3,967	828,905
US Bancorp(a)	110,411	6,110,145
Wells Fargo & Co.	308,715	15,571,585
Zions Bancorp(a)	13,625	606,585

		103,791,135

Beverages — 1.9%
Brown-Forman Corp., Class B(a)	14,122	886,579
Coca-Cola Co. (The)	296,309	16,131,062
Constellation Brands, Inc., Class A	12,877	2,669,145

Security	Shares	Value

Beverages (continued)
Molson Coors Brewing Co., Class B(a)	14,428	$829,610
Monster Beverage Corp.(b)	29,787	1,729,433
PepsiCo, Inc.	107,652	14,759,089

		37,004,918

Biotechnology — 2.1%
AbbVie, Inc.	113,836	8,619,662
Alexion Pharmaceuticals, Inc.(b)	17,395	1,703,666
Amgen, Inc.	46,174	8,935,131
Biogen, Inc.(b)	14,201	3,306,277
Celgene Corp.(b)	54,513	5,413,141
Gilead Sciences, Inc.	97,510	6,180,184
Incyte Corp.(b)	13,770	1,022,147
Regeneron Pharmaceuticals, Inc.(b)	6,100	1,692,140
Vertex Pharmaceuticals, Inc.(b)	19,868	3,366,036

		40,238,384

Building Products — 0.3%
Allegion plc	7,288	755,401
AO Smith Corp.(a)	10,276	490,268
Fortune Brands Home & Security, Inc.	10,851	593,550
Johnson Controls International plc	61,182	2,685,278
Masco Corp.	22,287	928,922

		5,453,419

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	3,581	298,476
Ameriprise Financial, Inc.	10,076	1,482,180
Bank of New York Mellon Corp. (The)	66,048	2,986,030
BlackRock, Inc.*	9,046	4,031,260
Cboe Global Markets, Inc.	8,608	989,145
Charles Schwab Corp. (The)	89,575	3,746,922
CME Group, Inc.	27,571	5,826,855
E*TRADE Financial Corp.	18,817	822,115
Franklin Resources, Inc.(a)	21,717	626,753
Goldman Sachs Group, Inc. (The)	24,916	5,163,343
Intercontinental Exchange, Inc.	43,149	3,981,358
Invesco Ltd.	29,661	502,457
MarketAxess Holdings, Inc.	2,924	957,610
Moody’s Corp.	12,528	2,566,110
Morgan Stanley	96,713	4,126,744
MSCI, Inc.	6,516	1,418,859
Nasdaq, Inc.	8,998	893,951
Northern Trust Corp.	16,545	1,543,980
Raymond James Financial, Inc.	9,485	782,133
S&P Global, Inc.	18,964	4,645,801
State Street Corp.	28,628	1,694,491
T. Rowe Price Group, Inc.	18,137	2,072,152

		51,158,725

Chemicals — 1.9%
Air Products & Chemicals, Inc.	16,966	3,764,077
Albemarle Corp.(a)	8,182	568,813
Celanese Corp.	9,527	1,165,057
CF Industries Holdings, Inc.	16,810	827,052
Corteva, Inc.(b)	58,089	1,626,492
Dow, Inc.	57,223	2,726,676
DuPont de Nemours, Inc.	57,398	4,093,051
Eastman Chemical Co.	10,181	751,663
Ecolab, Inc.	19,275	3,817,221
FMC Corp.	10,043	880,570
International Flavors & Fragrances, Inc.(a)	7,960	976,612
Linde plc	41,623	8,063,208
LyondellBasell Industries NV, Class A	20,029	1,791,995
Mosaic Co. (The)	27,409	561,884
PPG Industries, Inc.	18,315	2,170,511

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	6,302	$3,465,281

		37,250,163

Commercial Services & Supplies — 0.4%
Cintas Corp.	6,392	1,713,695
Copart, Inc.(b)	15,538	1,248,168
Republic Services, Inc.	16,299	1,410,678
Rollins, Inc.(a)	10,732	365,639
Waste Management, Inc.	30,051	3,455,865

		8,194,045

Communications Equipment — 1.1%
Arista Networks, Inc.(b)	4,101	979,811
Cisco Systems, Inc.	326,865	16,150,400
F5 Networks, Inc.(b)	4,631	650,285
Juniper Networks, Inc.	26,278	650,380
Motorola Solutions, Inc.	12,774	2,176,817

		20,607,693

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	10,513	961,939
Quanta Services, Inc.	10,931	413,192

		1,375,131

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	4,837	1,325,822
Vulcan Materials Co.	10,247	1,549,756

		2,875,578

Consumer Finance — 0.7%
American Express Co.	52,382	6,195,743
Capital One Financial Corp.	36,213	3,294,659
Discover Financial Services	24,503	1,986,948
Synchrony Financial	47,357	1,614,400

		13,091,750

Containers & Packaging — 0.4%
Amcor plc(a)(b)	125,909	1,227,613
Avery Dennison Corp.	6,549	743,770
Ball Corp.	25,563	1,861,242
International Paper Co.	30,246	1,264,888
Packaging Corp. of America	6,990	741,639
Sealed Air Corp.	12,008	498,452
Westrock Co.	19,940	726,813

		7,064,417

Distributors — 0.1%
Genuine Parts Co.	11,275	1,122,877
LKQ Corp.(b)	23,730	746,309

		1,869,186

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	15,171	358,339

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(b)	150,975	31,405,819

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	562,601	21,288,822
CenturyLink, Inc.	75,278	939,470
Verizon Communications, Inc.	318,451	19,221,702

		41,449,994

Electric Utilities — 2.2%
Alliant Energy Corp.	18,429	993,876
American Electric Power Co., Inc.	38,020	3,562,094
Duke Energy Corp.	56,099	5,377,650
Edison International	27,447	2,070,053
Entergy Corp.	15,427	1,810,513

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	18,130	$1,206,733
Eversource Energy	24,631	2,105,212
Exelon Corp.	74,807	3,613,926
FirstEnergy Corp.	41,897	2,020,692
NextEra Energy, Inc.	37,631	8,767,647
Pinnacle West Capital Corp.	8,107	786,946
PPL Corp.	55,989	1,763,094
Southern Co. (The)	80,742	4,987,433
Xcel Energy, Inc.(a)	39,925	2,590,733

		41,656,602

Electrical Equipment — 0.5%
AMETEK, Inc.	17,368	1,594,730
Eaton Corp. plc	32,338	2,688,905
Emerson Electric Co.	47,360	3,166,489
Rockwell Automation, Inc.	9,009	1,484,683

		8,934,807

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	22,902	2,210,043
CDW Corp.	11,221	1,382,876
Corning, Inc.	60,123	1,714,708
FLIR Systems, Inc.	10,505	552,458
IPG Photonics Corp.(b)	2,812	381,307
Keysight Technologies, Inc.(b)	14,555	1,415,474
TE Connectivity Ltd.	25,865	2,410,101

		10,066,967

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	49,970	1,159,304
Halliburton Co.	67,729	1,276,692
Helmerich & Payne, Inc.	8,466	339,232
National Oilwell Varco, Inc.	29,894	633,753
Schlumberger Ltd.	106,484	3,638,558
TechnipFMC plc	32,362	781,219

		7,828,758

Entertainment — 1.8%
Activision Blizzard, Inc.	59,057	3,125,296
Electronic Arts, Inc.(a)(b)	22,691	2,219,634
Netflix, Inc.(b)	33,711	9,021,738
Take-Two Interactive Software, Inc.(b)	8,697	1,090,082
Viacom, Inc., Class B	27,803	668,106
Walt Disney Co. (The)	138,697	18,074,993

		34,199,849

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	8,761	1,349,545
American Tower Corp.	34,084	7,536,995
Apartment Investment & Management Co., Class A	11,631	606,440
AvalonBay Communities, Inc.	10,567	2,275,392
Boston Properties, Inc.	11,153	1,446,098
Crown Castle International Corp.	32,011	4,449,849
Digital Realty Trust, Inc.	16,041	2,082,282
Duke Realty Corp.	27,882	947,152
Equinix, Inc.	6,522	3,761,890
Equity Residential	27,047	2,333,074
Essex Property Trust, Inc.	5,125	1,674,081
Extra Space Storage, Inc.	9,887	1,154,999
Federal Realty Investment Trust	5,200	707,928
HCP, Inc.	37,079	1,321,125
Host Hotels & Resorts, Inc.	56,199	971,681
Iron Mountain, Inc.	22,255	720,840
Kimco Realty Corp.	33,501	699,501
Macerich Co. (The)(a)	8,673	273,980
Mid-America Apartment Communities, Inc.	8,843	1,149,678

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	48,594	$4,141,181
Public Storage	11,643	2,855,679
Realty Income Corp.	24,379	1,869,382
Regency Centers Corp.	12,255	851,600
SBA Communications Corp.(b)	8,709	2,100,175
Simon Property Group, Inc.	23,715	3,691,240
SL Green Realty Corp.	6,395	522,791
UDR, Inc.	21,980	1,065,590
Ventas, Inc.	28,645	2,091,944
Vornado Realty Trust	12,194	776,392
Welltower, Inc.	31,443	2,850,308
Weyerhaeuser Co.	57,776	1,600,395

		59,879,207

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	33,861	9,755,693
Kroger Co. (The)	61,503	1,585,547
Sysco Corp.	39,512	3,137,253
Walgreens Boots Alliance, Inc.	58,411	3,230,712
Walmart, Inc.	109,498	12,995,223

		30,704,428

Food Products — 1.2%
Archer-Daniels-Midland Co.	42,884	1,761,246
Campbell Soup Co.	13,085	613,948
Conagra Brands, Inc.	37,568	1,152,586
General Mills, Inc.	46,451	2,560,379
Hershey Co. (The)	11,434	1,772,156
Hormel Foods Corp.(a)	20,953	916,275
JM Smucker Co. (The)(a)	8,859	974,667
Kellogg Co.	19,245	1,238,416
Kraft Heinz Co. (The)	48,170	1,345,629
Lamb Weston Holdings, Inc.	11,347	825,154
McCormick & Co., Inc. (Non-Voting)	9,499	1,484,694
Mondelez International, Inc., Class A	111,038	6,142,622
Tyson Foods, Inc., Class A	22,646	1,950,726

		22,738,498

Gas Utilities — 0.0%
Atmos Energy Corp.	9,075	1,033,552

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	136,081	11,385,897
ABIOMED, Inc.(b)	3,446	613,009
Align Technology, Inc.(b)	5,623	1,017,313
Baxter International, Inc.(a)	39,310	3,438,446
Becton Dickinson and Co.	20,785	5,257,774
Boston Scientific Corp.(a)(b)	107,252	4,364,084
Cooper Cos., Inc. (The)	3,764	1,117,908
Danaher Corp.	49,158	7,099,890
Dentsply Sirona, Inc.(a)	17,261	920,184
Edwards Lifesciences Corp.(b)	16,013	3,521,419
Hologic, Inc.(b)	20,448	1,032,419
IDEXX Laboratories, Inc.(b)	6,672	1,814,317
Intuitive Surgical, Inc.(b)	8,874	4,791,339
Medtronic plc	103,302	11,220,663
ResMed, Inc.	11,124	1,502,964
Stryker Corp.	24,705	5,343,691
Teleflex, Inc.	3,580	1,216,305
Varian Medical Systems, Inc.(b)	7,055	840,180
Zimmer Biomet Holdings, Inc.	15,887	2,180,808

		68,678,610

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	11,709	964,002
Anthem, Inc.	19,697	4,729,250
Cardinal Health, Inc.(a)	23,037	1,087,116

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(b)	32,067	$1,387,218
Cigna Corp.	29,074	4,413,143
CVS Health Corp.	100,132	6,315,325
DaVita, Inc.(b)	7,456	425,514
HCA Healthcare, Inc.	20,478	2,465,961
Henry Schein, Inc.(b)	11,423	725,361
Humana, Inc.	10,396	2,657,945
Laboratory Corp. of America Holdings(b)	7,516	1,262,688
McKesson Corp.	14,237	1,945,628
Quest Diagnostics, Inc.	10,424	1,115,681
UnitedHealth Group, Inc.	72,967	15,857,188
Universal Health Services, Inc., Class B	6,254	930,283
WellCare Health Plans, Inc.(b)	3,884	1,006,616

		47,288,919

Health Care Technology — 0.1%
Cerner Corp.(b)	24,515	1,671,188

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	31,061	1,357,676
Chipotle Mexican Grill, Inc.(b)	1,955	1,643,119
Darden Restaurants, Inc.	9,515	1,124,863
Hilton Worldwide Holdings, Inc.	22,086	2,056,427
Marriott International, Inc., Class A	21,048	2,617,740
McDonald’s Corp.	58,473	12,554,738
MGM Resorts International	39,472	1,094,164
Norwegian Cruise Line Holdings Ltd.(b)	16,571	857,881
Royal Caribbean Cruises Ltd.	13,159	1,425,515
Starbucks Corp.	92,163	8,149,052
Wynn Resorts Ltd.	7,440	808,877
Yum! Brands, Inc.	23,428	2,657,438

		36,347,490

Household Durables — 0.4%
DR Horton, Inc.	25,912	1,365,822
Garmin Ltd.	11,210	949,375
Leggett & Platt, Inc.(a)	10,146	415,377
Lennar Corp., Class A	21,851	1,220,378
Mohawk Industries, Inc.(b)	4,611	572,087
Newell Brands, Inc.(a)	29,156	545,800
NVR, Inc.(b)	267	992,532
PulteGroup, Inc.	20,045	732,645
Whirlpool Corp.(a)	4,913	778,023

		7,572,039

Household Products — 1.9%
Church & Dwight Co., Inc.	19,100	1,437,084
Clorox Co. (The)	9,681	1,470,253
Colgate-Palmolive Co.(a)	66,062	4,856,218
Kimberly-Clark Corp.(a)	26,502	3,764,609
Procter & Gamble Co. (The)	192,690	23,966,782

		35,494,946

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	51,488	841,314
NRG Energy, Inc.	19,479	771,368

		1,612,682

Industrial Conglomerates — 1.3%
3M Co.	44,294	7,281,933
General Electric Co.	671,939	6,007,135
Honeywell International, Inc.	55,398	9,373,341
Roper Technologies, Inc.	8,001	2,853,157

		25,515,566

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.4%
Aflac, Inc.	57,006	$2,982,554
Allstate Corp. (The)	25,346	2,754,603
American International Group, Inc.	66,978	3,730,675
Aon plc	18,159	3,515,038
Arthur J Gallagher & Co.	13,991	1,253,174
Assurant, Inc.	4,743	596,764
Chubb Ltd.	35,090	5,664,930
Cincinnati Financial Corp.	11,755	1,371,456
Everest Re Group Ltd.	3,160	840,844
Globe Life, Inc.	7,846	751,333
Hartford Financial Services Group, Inc. (The)	28,043	1,699,686
Lincoln National Corp.	15,516	935,925
Loews Corp.	20,022	1,030,732
Marsh & McLennan Cos., Inc.(a)	38,983	3,900,249
MetLife, Inc.	61,286	2,890,248
Principal Financial Group, Inc.	20,026	1,144,286
Progressive Corp. (The)(a)	45,015	3,477,409
Prudential Financial, Inc.	30,952	2,784,132
Travelers Cos., Inc. (The)	20,048	2,980,937
Unum Group	16,436	488,478
Willis Towers Watson plc	9,927	1,915,613

		46,709,066

Interactive Media & Services — 4.8%(b)
Alphabet, Inc., Class A	23,062	28,161,931
Alphabet, Inc., Class C	23,267	28,362,473
Facebook, Inc., Class A	185,228	32,985,402
TripAdvisor, Inc.	7,924	306,500
Twitter, Inc.	59,518	2,452,142

		92,268,448

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(b)	31,992	55,535,233
Booking Holdings, Inc.(b)	3,273	6,423,623
eBay, Inc.	60,680	2,365,306
Expedia Group, Inc.(a)	10,739	1,443,429

		65,767,591

IT Services — 5.5%
Accenture plc, Class A	49,057	9,436,114
Akamai Technologies, Inc.(b)	12,684	1,159,064
Alliance Data Systems Corp.	3,065	392,718
Automatic Data Processing, Inc.	33,411	5,393,204
Broadridge Financial Solutions, Inc.	8,799	1,094,860
Cognizant Technology Solutions Corp., Class A	42,524	2,562,709
DXC Technology Co.	20,170	595,015
Fidelity National Information Services, Inc.	47,232	6,270,520
Fiserv, Inc.(b)	43,950	4,552,781
FleetCor Technologies, Inc.(b)	6,686	1,917,411
Gartner, Inc.(b)	6,943	992,780
Global Payments, Inc.	22,118	3,516,762
International Business Machines Corp.(a)	68,208	9,918,807
Jack Henry & Associates, Inc.	5,989	874,214
Leidos Holdings, Inc.	10,488	900,709
Mastercard, Inc., Class A(a)	68,739	18,667,450
Paychex, Inc.	24,834	2,055,510
PayPal Holdings, Inc.(b)	90,598	9,385,047
VeriSign, Inc.(b)	8,020	1,512,813
Visa, Inc., Class A	132,968	22,871,826
Western Union Co. (The)(a)	33,013	764,911

		104,835,225

Leisure Products — 0.1%
Hasbro, Inc.	8,940	1,061,089

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	23,827	$1,825,863
Illumina, Inc.(b)	11,318	3,443,162
IQVIA Holdings, Inc.(b)	14,007	2,092,366
Mettler-Toledo International, Inc.(b)	1,893	1,333,429
PerkinElmer, Inc.	8,604	732,803
Thermo Fisher Scientific, Inc.	30,835	8,981,310
Waters Corp.(b)	5,140	1,147,402

		19,556,335

Machinery — 1.6%
Caterpillar, Inc.	43,316	5,471,244
Cummins, Inc.	12,124	1,972,211
Deere & Co.	24,244	4,089,478
Dover Corp.	11,231	1,118,158
Flowserve Corp.	9,988	466,539
Fortive Corp.	22,876	1,568,379
IDEX Corp.	5,798	950,176
Illinois Tool Works, Inc.	22,665	3,546,846
Ingersoll-Rand plc	18,554	2,286,038
PACCAR, Inc.	26,600	1,862,266
Parker-Hannifin Corp.	9,952	1,797,431
Pentair plc	12,151	459,308
Snap-on, Inc.	4,298	672,809
Stanley Black & Decker, Inc.	11,755	1,697,539
Wabtec Corp.(a)	14,122	1,014,807
Xylem, Inc.(a)	13,898	1,106,559

		30,079,788

Media — 1.4%
CBS Corp. (Non-Voting), Class B	25,390	1,024,994
Charter Communications, Inc., Class A(b)	12,448	5,130,070
Comcast Corp., Class A	349,213	15,742,522
Discovery, Inc., Class A(b)	12,543	334,020
Discovery, Inc., Class C(b)	26,714	657,699
DISH Network Corp., Class A(b)	17,899	609,819
Fox Corp., Class A(b)	27,566	869,294
Fox Corp., Class B(b)	12,788	403,333
Interpublic Group of Cos., Inc. (The)	29,891	644,450
News Corp., Class A	26,216	364,927
News Corp., Class B	10,303	147,281
Omnicom Group, Inc.(a)	16,748	1,311,369

		27,239,778

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	112,203	1,073,782
Newmont Goldcorp Corp.	63,089	2,392,335
Nucor Corp.	23,580	1,200,458

		4,666,575

Multiline Retail — 0.6%
Dollar General Corp.	19,793	3,145,899
Dollar Tree, Inc.(b)	18,219	2,079,881
Kohl’s Corp.	12,252	608,434
Macy’s, Inc.(a)	24,414	379,394
Nordstrom, Inc.(a)	8,075	271,885
Target Corp.	39,339	4,205,733

		10,691,226

Multi-Utilities — 1.2%
Ameren Corp.	19,052	1,525,113
CenterPoint Energy, Inc.	39,163	1,181,939
CMS Energy Corp.	22,012	1,407,667
Consolidated Edison, Inc.	25,375	2,397,176
Dominion Energy, Inc.	63,283	5,128,454
DTE Energy Co.	14,113	1,876,464
NiSource, Inc.	28,943	865,975
Public Service Enterprise Group, Inc.	39,208	2,434,033

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy	21,264	$3,138,779
WEC Energy Group, Inc.(a)	24,058	2,287,916

		22,243,516

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.(a)	29,162	746,547
Cabot Oil & Gas Corp.	32,199	565,736
Chevron Corp.	146,168	17,335,525
Cimarex Energy Co.	7,854	376,521
Concho Resources, Inc.	15,517	1,053,604
ConocoPhillips	85,475	4,870,366
Devon Energy Corp.	31,121	748,771
Diamondback Energy, Inc.	12,650	1,137,362
EOG Resources, Inc.	44,684	3,316,446
Exxon Mobil Corp.	325,773	23,002,832
Hess Corp.	19,736	1,193,633
HollyFrontier Corp.(a)	11,658	625,335
Kinder Morgan, Inc.	149,899	3,089,418
Marathon Oil Corp.	61,677	756,777
Marathon Petroleum Corp.	50,687	3,079,235
Noble Energy, Inc.(a)	36,833	827,269
Occidental Petroleum Corp.	68,870	3,062,649
ONEOK, Inc.	31,760	2,340,394
Phillips 66	34,535	3,536,384
Pioneer Natural Resources Co.	12,869	1,618,534
Valero Energy Corp.	31,907	2,719,753
Williams Cos., Inc. (The)	93,042	2,238,591

		78,241,682

Personal Products — 0.2%
Coty, Inc., Class A(a)	21,879	229,948
Estee Lauder Cos., Inc. (The), Class A	17,010	3,384,140

		3,614,088

Pharmaceuticals — 4.3%
Allergan plc	25,257	4,250,500
Bristol-Myers Squibb Co.(a)	125,946	6,386,722
Eli Lilly & Co.	65,413	7,315,136
Johnson & Johnson(a)	203,202	26,290,275
Merck & Co., Inc.	197,136	16,594,908
Mylan NV(b)	39,987	790,943
Nektar Therapeutics(b)	13,106	238,726
Perrigo Co. plc	9,654	539,562
Pfizer, Inc.	425,862	15,301,222
Zoetis, Inc.	36,770	4,581,174

		82,289,168

Professional Services — 0.3%
Equifax, Inc.	9,371	1,318,219
IHS Markit Ltd.(b)	30,832	2,062,044
Nielsen Holdings plc	27,577	586,011
Robert Half International, Inc.	9,191	511,571
Verisk Analytics, Inc.	12,523	1,980,387

		6,458,232

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	26,096	1,383,349

Road & Rail — 1.0%
CSX Corp.(a)	61,455	4,256,988
JB Hunt Transport Services, Inc.	6,576	727,634
Kansas City Southern(a)	7,803	1,037,877
Norfolk Southern Corp.	20,281	3,643,685
Union Pacific Corp.	54,245	8,786,605

		18,452,789

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(b)	84,226	$2,441,712
Analog Devices, Inc.	28,580	3,193,243
Applied Materials, Inc.	71,124	3,549,088
Broadcom, Inc.(a)	30,650	8,461,546
Intel Corp.	341,087	17,576,213
KLA Corp.	12,262	1,955,176
Lam Research Corp.	11,128	2,571,792
Maxim Integrated Products, Inc.	21,090	1,221,322
Microchip Technology, Inc.	18,457	1,714,840
Micron Technology, Inc.(b)	84,987	3,641,693
NVIDIA Corp.	46,890	8,162,142
Qorvo, Inc.(b)	9,117	675,934
QUALCOMM, Inc.	93,599	7,139,732
Skyworks Solutions, Inc.(a)	13,341	1,057,274
Texas Instruments, Inc.	71,884	9,290,288
Xilinx, Inc.	19,449	1,865,159

		74,517,154

Software — 6.6%
Adobe, Inc.(b)	37,376	10,325,120
ANSYS, Inc.(b)	6,511	1,441,275
Autodesk, Inc.(b)	16,906	2,497,016
Cadence Design Systems, Inc.(b)	21,801	1,440,610
Citrix Systems, Inc.	9,474	914,430
Fortinet, Inc.(b)	10,927	838,757
Intuit, Inc.	20,038	5,328,906
Microsoft Corp.	587,887	81,733,930
Oracle Corp.	169,515	9,328,410
salesforce.com, Inc.(b)	67,524	10,023,263
Symantec Corp.	44,116	1,042,461
Synopsys, Inc.(b)	11,594	1,591,276

		126,505,454

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	5,516	912,346
AutoZone, Inc.(b)	1,885	2,044,509
Best Buy Co., Inc.(a)	17,982	1,240,578
CarMax, Inc.(b)	12,836	1,129,568
Gap, Inc. (The)(a)	16,428	285,190
Home Depot, Inc. (The)	84,321	19,564,158
L Brands, Inc.(a)	18,284	358,184
Lowe’s Cos., Inc.	59,425	6,534,373
O’Reilly Automotive, Inc.(b)	5,891	2,347,622
Ross Stores, Inc.	28,080	3,084,588
Tiffany & Co.(a)	8,294	768,273
TJX Cos., Inc. (The)	93,082	5,188,391
Tractor Supply Co.	9,283	839,555
Ulta Beauty, Inc.(b)	4,566	1,144,468

		45,441,803

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	327,076	73,255,212
Hewlett Packard Enterprise Co.	100,525	1,524,964
HP, Inc.	114,100	2,158,772
NetApp, Inc.	18,318	961,878
Seagate Technology plc	18,369	988,069
Western Digital Corp.	22,729	1,355,558
Xerox Holdings Corp.	14,652	438,241

		80,682,694

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	11,748	389,564
Hanesbrands, Inc.(a)	27,791	425,758
NIKE, Inc., Class B	96,387	9,052,667
PVH Corp.	5,791	510,940
Ralph Lauren Corp.(a)	4,099	391,332

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	22,414	$583,885
Under Armour, Inc., Class A(b)	14,210	283,347
Under Armour, Inc., Class C(b)	14,754	267,490
VF Corp.	25,070	2,230,979

		14,135,962

Tobacco — 0.8%
Altria Group, Inc.	143,834	5,882,811
Philip Morris International, Inc.	119,792	9,095,806

		14,978,617

Trading Companies & Distributors — 0.2%
Fastenal Co.	44,381	1,449,927
United Rentals, Inc.(b)	6,030	751,579
WW Grainger, Inc.	3,400	1,010,310

		3,211,816

Water Utilities — 0.1%
American Water Works Co., Inc.	13,992	1,738,226

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(b)	24,521	$1,931,519

Total Common Stocks — 99.5% (Cost: $908,556,114)		1,902,316,081

Total Long-Term Investments — 99.5% (Cost: $908,556,114)		1,902,316,081

Short-Term Securities — 1.9%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	4,306,995	4,306,995
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)	31,161,130	31,167,362

Total Short-Term Securities — 1.9% (Cost: $35,474,357)		35,474,357

Total Investments — 101.4% (Cost: $944,030,471)		1,937,790,438

Liabilities in Excess of Other Assets — (1.4)%		(27,063,807)

Net Assets —100.0%		$1,910,726,631

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	15,713,324	—	(11,406,329)	4,306,995	$4,306,995	$174,375		$—		$—
SL Liquidity Series, LLC, Money Market Series(b)	31,575,620	—	(414,490)	31,161,130	31,167,362	93,334	(c)	7,122		972
BlackRock, Inc.	9,976	117	(1,047)	9,046	4,031,260	94,423		252,592		273,661

					$39,505,617	$362,132		$259,714		$274,633

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	135	12/20/19	$20,105	$(45,629)

Glossary of Terms Used in this Report

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$1,902,316,081	$—	$—	$1,902,316,081
Short-Term Securities	4,306,995	—	—	4,306,995

Subtotal	$1,906,623,076	$—	$—	$1,906,623,076

Investments Valued at Net Asset Value (“NAV”)(b)				31,167,362

Total Investments				$1,937,790,438

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(45,629)	$—	$—	$(45,629)

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1 are included in industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7